Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations [Abstract]
Disclosure of analysis of financial performance and cash-flows from discontinued operations
a) Financial Performance

	Year ended December 31,
	2019	2020	2021
Revenue and other income
Revenue from collaboration and licensing agreements	365	—	926
Sales	—	678	874
Total revenue and other income	365	678	1,800
Operating expenses
Research and development expenses	(15,947)	(8,905)	(624)
Selling, general and administrative expenses	(4,826)	(12,260)	(8,507)
Impairment of intangible assets	—	(43,529)	—
Total operating expenses	(20,773)	(64,694)	(9,131)
Net income (loss) from distribution agreements	(8,219)	861	—
Operating income (loss)	(28,627)	(63,155)	(7,331)
Financial income	—	—	—
Financial expenses	—	—	—
Net financial income (loss)	—	—	—
Net income (loss) before tax	(28,627)	(63,155)	(7,331)
Income tax expense	—	—	—
Net income (loss) from discontinued operations	(28,627)	(63,155)	(7,331)

a) Cash-Flows

	Year ended December 31,
	2019	2020	2021
Net cash generated from / (used in) operating activities	(21,318)	(22,391)	(3,552)
Net cash generated from / (used in) investing activities	(43,914)	(6,620)	—
Net cash generated from / (used in) financing activities	—	—	—
Net cash flows from discontinued operations	(65,232)	(29,011)	(3,552)